Accounts Receivable - Summary of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 64,184	¥ 59,522
Cost [member]
Disclosure of financial assets [Line Items]
Accounts receivable	66,615	63,575
Accumulated impairment [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ (2,431)	¥ (4,053)